CONCENTRATIONS AND RISKS (Details - Concentration by accounts receivable) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
Total accounts receivable	$ 10,689	$ 7,692
Customer B [Member]
Concentration Risk [Line Items]
Total accounts receivable	1,808
Customer C [Member]
Concentration Risk [Line Items]
Total accounts receivable	$ 1,574
Customer D [Member]
Concentration Risk [Line Items]
Total accounts receivable		$ 2,204